FAIR VALUE MEASUREMENTS (Details) - Open World Ltd. [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash	$ 729,422	$ 4,025,185
Accounts Receivable	1,211,696	13,463,445
Crypto Assets	922,987	8,007,056	$ 524,409
Shares and warrants receivable	585,598
Investment - current portion	539,328
Loan receivable	814,369
Total	4,803,400	25,495,686
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash	729,422	4,025,185
Accounts Receivable
Crypto Assets	922,987	8,007,056
Shares and warrants receivable	156,000
Investment - current portion	539,328
Loan receivable	814,369
Total	3,162,106	12,032,241
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash
Accounts Receivable	1,211,696	13,463,445
Crypto Assets
Shares and warrants receivable	429,598
Investment - current portion
Loan receivable
Total	1,641,294	13,463,445
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash
Accounts Receivable
Crypto Assets
Shares and warrants receivable
Investment - current portion
Loan receivable
Total